Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 132,792	$ 150,953	$ 161,312
Deferred ISR in results	(42,355)	(7,691)	(2,432)
Recoverable tax on assets		(10,466)	(9,186)
Income tax effects recognized in other comprehensive income	3,850	(4)	1,259
Ending balance of deferred tax asset, net	$ 94,287	$ 132,792	$ 150,953